Note 7 - Long-term Debt - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Sep. 30, 2020 USD ($)
2021	$ 10,306,380
2022	21,674,690
2023	19,450,230
2024	19,700,000
Total	$ 71,131,300